Financial Liabilities - Schedule of Financial Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Categories of financial liabilities [abstract]
Lease debts	$ 75,764	$ 46,540
State Guaranteed loan « PGE »	22,701
PPP loan	1,518
Other non-current financial liabilities	4,617
Total non-current financial liabilities	104,600	46,540
Lease debts	6,696	1,067
Total current financial liabilities	6,696	1,067
Trade payables	24,609	29,264
Other current liabilities	19,127	8,497
Total Financial liabilities	$ 155,032	$ 85,368